August 18, 2016

Securities and Exchange Commission

100 F Street, NE

Washington, D.C. 20549

Re: Nuveen Unit Investment Trust, Series 152

File No. 333-212188

Ladies/Gentlemen:

In accordance with the provisions of Rule 497(j) of Regulation C under the Securities Act of 1933 (the “Securities Act”), this letter serves to certify that the most recent amendment to the Registration Statement of Form S-6 (the “Registration Statement”) for the above-referenced unit investment trust does not differ from that which would have been filed pursuant to Rule 497(b) of the Securities Act. The most recent amendment to the Registration Statement was filed electronically with the Commission on August 17, 2016.

Nuveen Securities, LLC

By:    /s/ John Browning

John Browning

Managing Director